Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Assets Current (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary Of Prepaid Expenses And Other Assets Current [Line Items]
Total prepaid expenses and other current assets	$ 7,733	$ 7,755	$ 1,201
Southern Airways Corporation
Summary Of Prepaid Expenses And Other Assets Current [Line Items]
Vendor prepayments	132	106
Progress payments for software development		164
Expendable spare parts	212	171	157
Credit card receivables	172	198	150
Prepaid fuel	266	294	96
Federal excise taxes receivables	335	320	131
Surf Air cost reimbursements	112	420
Engine reserves	2,411	1,477	508
Prepaid insurance	466	1,849	1,043
Other	719	546	424
Total prepaid expenses and other current assets	$ 4,825	$ 5,545	$ 2,509